Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Vesting Schedule of Employer Contribution	Vesting in the employer matching and discretionary nonelective contribution portions of participant accounts, plus actual earnings thereon, is based on hire date and years of vesting service, as defined in the Plan document as follows:

Hire Date and Years of Service	Vesting Percentage
Hire date prior to January 1, 2018
immediately	100%
Hire date January 1, 2018 or after
less than two years of service	0%
two years or more of service	100%